Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

(a)	(b) Identity of Issuer, Borrower, Lessor or Other Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	** (e) Current Value
*	Core Laboratories Inc.	Common Stock	$3,734,349
	Putnam	Collective Trust - Putnam Stable Value	16,145,627
*	Fidelity	Mutual Fund - 500 Index Fund	27,980,868
	American Funds	Mutual Fund - 2020 Target Date Retirement Fund - Class R-6	10,690,367
	T. Rowe Price	Mutual Fund - Large-Cap Growth Fund I Class	13,788,780
	American Funds	Mutual Fund - 2025 Target Date Retirement Fund - Class R-6	6,666,576
	American Funds	Mutual Fund - 2030 Target Date Retirement Fund - Class R-6	9,079,181
	American Funds	Mutual Fund - 2045 Target Date Retirement Fund - Class R-6	9,903,855
	American Funds	Mutual Fund - 2035 Target Date Retirement Fund - Class R-6	8,157,873
	American Funds	Mutual Fund - 2040 Target Date Retirement Fund - Class R-6	7,296,872
	Touchstone	Mutual Fund - Small Company Fund - Class R-6	4,570,604
	Artisan	Mutual Fund - International Value Fund Investor Class	4,329,473
	The Vanguard Group	Mutual Fund - Selected Value Fund	3,998,850
	JP Morgan Chase Bank	Mutual Fund - Mid Cap Growth Fund	2,884,224
	American Funds	Mutual Fund - 2050 Target Date Retirement Fund - Class R-6	4,915,806
	PIMCO Funds	Mutual Fund - Total Return Fund Institutional Class	3,456,362
	The Vanguard Group	Mutual Fund - Total Stock Market Index	3,702,188
	Cohen & Steers Funds	Mutual Fund - Realty Shares	1,645,456
	The Vanguard Group	Mutual Fund - Mid Capitalization Index	1,389,769
	The Vanguard Group	Mutual Fund - Total Stock Market Index Admiral	1,965,655
	The Vanguard Group	Mutual Fund - Small Cap Stock Index	1,122,051
	American Funds	Mutual Fund - New World Fund - Class R-6	1,755,647
	Calvert Investments	Mutual Fund - Calvert Social Index	2,043,558
	American Funds	Mutual Fund - 2055 Target Date Retirement Fund - Class R-6	1,624,436
	Victory Capital Management	Mutual Fund - Small Company Opportunity Fund	540,810
	JP Morgan Chase Bank	Mutual Fund - Large Cap Value Fund	1,124,448
	American Funds	Mutual Fund - 2060 Target Date Retirement Fund - Class R-6	847,162
*	Fidelity	Mutual Fund - US Bond Index Fund	1,003,502
	American Funds	Mutual Fund - 2065 Target Date Retirement Fund - Class R-6	280,103
*	Fidelity	Mutual Fund - Government Money Market Fund - Class K6	763,161
	Wilcac Life Insurance Company	Life Insurance Policies - Cash surrender value	17,431
*	Participant Loans	Interest rates ranging from 4.25% to 9.50% with varying maturity dates	1,627,328
			$159,052,372

* Represents a party-in-interest transaction.

** Cost information is not presented because all investments are participant directed.